Loans and advances to customers - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances to customers	£ (435,310)	£ (433,124)
Allowance for expected credit losses
Disclosure of financial assets [line items]
Loans and advances to customers	3,314	3,693	£ 4,475
Residual value and voluntary terminations | Allowance for expected credit losses
Disclosure of financial assets [line items]
Loans and advances to customers	£ 185	£ 187